Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Trade Accounts Receivable, net [Abstract]
Provision for doubtful accounts	$ 0	$ 0
Impairment of Long-Lived Assets [Abstract]
Impairment of vessels held for use	0	0
Vessel Depreciation [Abstract]
Estimated residual scrap rate per light-weight ton	$ 300
Estimated useful life of vessels	25 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	25 years
Segment Reporting [Abstract]
Number of reportable segments | Segment	1
Impairment of Right of Use Assets from Operating Leases [Abstract]
Impairment of operating leases	$ 0	$ 0	$ 0
Cars [Member]
Vessel Depreciation [Abstract]
Estimated useful life of vessels	6 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	6 years
Office Equipment [Member]
Vessel Depreciation [Abstract]
Estimated useful life of vessels	5 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	5 years
Furniture and Fittings [Member]
Vessel Depreciation [Abstract]
Estimated useful life of vessels	5 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	5 years
Computer Equipment [Member]
Vessel Depreciation [Abstract]
Estimated useful life of vessels	3 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	3 years